Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ (3,554,465)	$ (32,530,121)	$ 640,485